Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 2,986	$ 1,838	$ 10,455	$ 8,626
Employee compensation [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	1,404	1,001	3,944	3,035
Stock-based compensation [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	139		2,654	2,934
Professional fees [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	689	454	1,544	1,013
Other general and administrative [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 754	$ 383	$ 2,313	$ 1,644